Consolidated Schedule of Investments
July 31, 2021
(Unaudited)
	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes–38.78%(a)
Argentina–2.64%
Argentina Treasury Bond BONCER,
1.00%, 08/05/2021	ARS	2	$0
1.20%, 03/18/2022	ARS	449,456,000	7,577,436
1.40%, 03/25/2023	ARS	1,961,725,360	31,966,983
1.50%, 03/25/2024	ARS	988,313,000	15,497,361
4.00%, 04/27/2025	ARS	117,500,000	4,256,707
Argentine Bonos del Tesoro,
18.20%, 10/03/2021	ARS	212,805,000	2,269,175
15.50%, 10/17/2026	ARS	135,000,000	648,555
Provincia de Buenos Aires Government Bonds, 37.89%, 04/12/2025(b)	ARS	120,000,000	1,101,481
			63,317,698
Austria–0.27%
Erste Group Bank AG, 4.25%(b)(c)(d)	EUR	5,000,000	6,380,771
Belgium–0.14%
KBC Group N.V., 4.75%(b)(c)(d)	EUR	2,600,000	3,304,584
Brazil–2.45%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2025	BRL	279,000,000	55,941,586
Swiss Insured Brazil Power Finance S.a r.l., 9.85%, 07/16/2032(b)	BRL	14,156,250	2,826,765
			58,768,351
Canada–4.53%
Province of Ontario, 6.50%, 03/08/2029	CAD	100,000,000	108,354,360
Chile–0.72%
Bonos de la Tesoreria de la Republica en pesos, 2.80%, 10/01/2033(b)	CLP	16,000,000,000	17,302,432
Colombia–4.87%
Colombian TES,
Series B, 6.25%, 11/26/2025	COP	60,000,000,000	94,880,841
Series B, 7.75%, 09/18/2030	COP	45,000,000,000	12,227,969
Fideicomiso PA Concesion Ruta al Mar, 6.75%, 02/15/2044(b)	COP	8,000,000,000	1,823,583
Fideicomiso PA Costera, Series B, 6.25%, 01/15/2034(b)	COP	6,107,644,400	1,671,397
PA Autopista Rio Magdalena, 6.05%, 06/15/2036(b)	COP	23,500,000,000	5,984,864
			116,588,654
	Principal Amount		Value
Egypt–1.62%
Egypt Government Bond,
16.30%, 01/01/2023	EGP	10,200,000	$668,685
14.35%, 09/10/2024	EGP	50,000,000	3,180,368
14.48%, 04/06/2026	EGP	300,000,000	19,132,165
Egypt Government International Bond, 4.75%, 04/16/2026(b)	EUR	12,900,000	15,835,700
			38,816,918
France–0.51%
Accor S.A., 2.63%(b)(c)(d)	EUR	2,500,000	2,870,270
Electricite de France S.A.,
3.00%(b)(c)(d)	EUR	2,600,000	3,228,823
2.88%(b)(c)(d)	EUR	5,000,000	6,197,833
			12,296,926
Germany–0.24%
Deutsche Lufthansa AG, 4.38%, 08/12/2075(b)	EUR	5,000,000	5,806,157
Greece–1.82%
Hellenic Republic Government Bond,
1.88%, 01/24/2052(b)	EUR	32,500,000	43,170,691
Series GDP, 1.00%, 10/15/2042	EUR	107,000,000	368,093
			43,538,784
India–2.57%
India Government Bond,
8.40%, 07/28/2024	INR	1,997,000,000	29,367,047
8.15%, 11/24/2026	INR	500,000,000	7,380,319
NTPC Ltd., 2.75%, 02/01/2027(b)	EUR	2,500,000	3,192,951
State of Gujarat India, 7.52%, 05/24/2027	INR	500,000,000	7,030,888
State of Maharashtra India, 7.99%, 10/28/2025	INR	500,000,000	7,187,205
State of Tamil Nadu India, 8.53%, 03/09/2026	INR	500,000,000	7,339,646
			61,498,056
Italy–1.32%
Italy Buoni Poliennali Del Tesoro, 2.15%, 03/01/2072(b)	EUR	25,950,000	31,614,935
Ivory Coast–0.84%
Ivory Coast Government International Bond,
5.25%, 03/22/2030(b)	EUR	5,636,000	7,080,519
4.88%, 01/30/2032(b)	EUR	10,838,000	13,020,686
			20,101,205
Mexico–2.26%
J.P. Morgan S.A./Hipotecaria Su Casita S.A. de C.V., 6.47%, 08/26/2035(b)(e)	MXN	34,101,099	255,846

See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

	Principal Amount		Value
Mexico–(continued)
Mexican Bonos,
8.50%, 11/18/2038	MXN	160,000,000	$8,798,831
Series M, 8.00%, 12/07/2023	MXN	190,000,000	9,985,741
Series M, 5.75%, 03/05/2026	MXN	560,000,000	27,357,246
Series M, 7.75%, 11/13/2042	MXN	150,000,000	7,673,945
			54,071,609
Netherlands–0.96%
Cooperatieve Rabobank U.A.,
4.63%(b)(c)(d)	EUR	5,000,000	6,571,347
4.38%(b)(c)(d)	EUR	4,600,000	6,093,381
Stichting AK Rabobank Certificaten, 2.19%(b)(d)(f)	EUR	6,252,450	10,278,023
			22,942,751
Portugal–0.37%
Caixa Geral de Depositos S.A., 10.75%(b)(c)(d)	EUR	7,000,000	8,843,490
Romania–0.20%
Romanian Government International Bond, 2.00%, 04/14/2033(b)	EUR	4,106,000	4,822,744
Russia–1.36%
Mos.ru, 5.00%, 08/22/2034	RUB	103,214,253	0
Russian Federal Bond - OFZ,
4.50%, 07/16/2025	RUB	2,000,000,000	25,362,397
Series 6221, 7.70%, 03/23/2033	RUB	500,000,000	7,311,015
			32,673,412
Senegal–0.12%
Senegal Government International Bond, 5.38%, 06/08/2037(b)	EUR	2,363,000	2,803,948
South Africa–5.03%
Republic of South Africa Government Bond,
Series 2032, 8.25%, 03/31/2032	ZAR	187,300,000	11,681,468
Series 2037, 8.50%, 01/31/2037	ZAR	1,380,000,000	80,601,469
Series 2048, 8.75%, 02/28/2048	ZAR	272,000,000	15,634,488
Series R186, 10.50%, 12/21/2026	ZAR	160,000,000	12,453,818
			120,371,243
Spain–0.44%
Banco Santander S.A.,
4.38%(b)(c)(d)	EUR	5,800,000	7,193,918
5.25%(b)(c)(d)	EUR	2,600,000	3,276,974
			10,470,892
Supranational–0.51%
African Development Bank,
0.00%, 04/05/2046(g)	ZAR	600,000,000	5,286,929
0.00%, 01/17/2050(g)	ZAR	310,000,000	2,090,579
	Principal Amount		Value
Supranational–(continued)
International Finance Corp., 0.00%, 03/23/2038(g)	MXN	350,000,000	$4,736,352
			12,113,860
Sweden–0.13%
Heimstaden Bostad AB, 3.38%(b)(c)(d)	EUR	2,500,000	3,087,873
Switzerland–0.23%
Dufry One B.V., 2.00%, 02/15/2027(b)	EUR	5,000,000	5,586,078
Thailand–1.41%
Thailand Government Bond, 3.30%, 06/17/2038	THB	950,000,000	33,729,142
Ukraine–0.14%
Ukraine Government International Bond, 6.75%, 06/20/2026(b)	EUR	2,500,000	3,243,429
United Kingdom–1.08%
Gatwick Airport Finance PLC, 4.38%, 04/07/2026(b)	GBP	5,400,000	7,570,557
Gatwick Funding Ltd.,
3.13%, 09/28/2039(b)	GBP	650,000	957,699
3.25%, 02/26/2048(b)	GBP	2,500,000	3,782,581
HSBC Holdings PLC, 6.00%(b)(c)(d)	EUR	5,750,000	7,468,923
Natwest Group PLC, 4.50%(c)(d)	GBP	4,300,000	6,194,208
			25,973,968
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $975,945,848)			928,424,270

U.S. Dollar Denominated Bonds & Notes–15.72%
Argentina–0.29%
Argentine Bonad Bonds, 0.10%, 11/30/2021		$11,514,175	6,822,149
Brazil–1.39%
Azul Investments L.L.P., 7.25%, 06/15/2026(b)		1,841,000	1,727,714
B2W Digital Lux S.a.r.l., 4.38%, 12/20/2030(b)		3,135,000	3,146,302
Banco do Brasil S.A., 9.00%(b)(c)(d)		2,500,000	2,790,650
Braskem Netherlands Finance B.V., 4.50%, 01/31/2030(b)		4,800,000	5,073,168
Brazilian Government International Bond, 4.75%, 01/14/2050		12,500,000	12,025,250
Embraer Netherlands Finance B.V., 6.95%, 01/17/2028(b)		1,040,000	1,175,190
Minerva Luxembourg S.A., 4.38%, 03/18/2031(b)		5,000,000	4,918,750
Natura Cosmeticos S.A., 4.13%, 05/03/2028(b)		2,316,000	2,384,229
			33,241,253
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Principal Amount		Value
Chile–0.11%
AES Andes S.A., 6.35%, 10/07/2079(b)(c)	$2,500,000	$2,645,538
China–1.05%
CIFI Holdings Group Co. Ltd.,
6.45%, 11/07/2024(b)	450,000	466,643
6.00%, 07/16/2025(b)	2,500,000	2,553,315
Country Garden Holdings Co. Ltd., 5.40%, 05/27/2025(b)	3,500,000	3,668,437
ENN Clean Energy International Investment Ltd., 3.38%, 05/12/2026(b)	4,022,000	4,107,537
Logan Group Co. Ltd., 7.50%, 08/25/2022(b)	2,260,000	2,309,707
Prosus N.V.,
4.03%, 08/03/2050(b)	5,000,000	4,823,636
3.83%, 02/08/2051(b)	5,000,000	4,658,004
Shimao Group Holdings Ltd., 5.60%, 07/15/2026(b)	2,500,000	2,606,184
		25,193,463
Colombia–0.51%
Bancolombia S.A., 4.88%, 10/18/2027(c)	5,000,000	5,066,200
Colombia Government International Bond, 4.13%, 02/22/2042	7,500,000	7,230,000
		12,296,200
Denmark–0.33%
Danske Bank A/S,
6.13%(b)(c)(d)	5,000,000	5,349,225
4.38%(b)(c)(d)	2,500,000	2,552,513
		7,901,738
Dominican Republic–0.44%
Dominican Republic International Bond,
5.95%, 01/25/2027(b)	2,500,000	2,815,025
5.30%, 01/21/2041(b)	2,110,000	2,144,815
6.40%, 06/05/2049(b)	5,000,000	5,442,550
		10,402,390
Ecuador–0.09%
Ecuador Government International Bond, 5.00%, 07/31/2030(b)(f)	2,500,000	2,193,775
Egypt–0.39%
Egypt Government International Bond,
6.59%, 02/21/2028(b)	4,059,000	4,258,918
8.50%, 01/31/2047(b)	5,000,000	5,180,190
		9,439,108
France–0.33%
Societe Generale S.A.,
7.38%(b)(c)(d)	5,000,000	5,447,225
8.00%(b)(c)(d)	2,100,000	2,481,937
		7,929,162
Principal Amount		Value
Ghana–0.54%
Ghana Government International Bond,
7.88%, 03/26/2027(b)	$7,500,000	$7,816,387
7.75%, 04/07/2029(b)	5,000,000	5,048,765
		12,865,152
Guatemala–0.19%
Guatemala Government Bond, 4.90%, 06/01/2030(b)	4,000,000	4,464,280
Hong Kong–0.11%
Melco Resorts Finance Ltd., 4.88%, 06/06/2025(b)	2,500,000	2,548,438
India–0.53%
Adani Ports & Special Economic Zone Ltd., 4.20%, 08/04/2027(b)	5,000,000	5,260,457
Power Finance Corp. Ltd.,
3.95%, 04/23/2030(b)	2,500,000	2,578,975
3.35%, 05/16/2031(b)	5,000,000	4,928,795
		12,768,227
Indonesia–0.55%
Indonesia Government International Bond, 3.50%, 02/14/2050	5,000,000	5,188,654
PT Indonesia Asahan Aluminium (Persero), 5.45%, 05/15/2030(b)	2,500,000	2,919,075
PT Perusahaan Perseroan (Persero) Perusahaan Listrik Negara, 4.38%, 02/05/2050(b)	5,000,000	5,144,050
		13,251,779
Iraq–0.08%
Iraq International Bond, 5.80%, 01/15/2028(b)	2,031,250	1,948,020
Ireland–0.50%
Coriolanus DAC,
Series 116, 0.00%, 04/30/2025(b)(g)	1,386,604	1,378,538
Series 119, 0.00%, 04/30/2025(b)(g)	1,475,178	1,466,596
Series 120, 0.00%, 04/30/2025(b)(g)	1,846,551	1,835,808
Series 122, 0.00%, 04/30/2025(b)(g)	1,617,868	1,608,456
Series 124, 0.00%, 04/30/2025(b)(g)	1,299,408	1,291,848
Series 126, 0.00%, 04/30/2025(b)	1,453,681	1,445,224
Series 127, 0.00%, 04/30/2025(b)(g)	1,683,788	1,673,992
0.00%, 04/30/2025(b)(g)	1,321,503	1,313,815
		12,014,277
Italy–0.17%
UniCredit S.p.A., 3.13%, 06/03/2032(b)(c)	3,989,000	4,074,475
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Principal Amount		Value
Japan–0.55%
SoftBank Group Corp.,
4.63%, 07/06/2028(b)	$7,575,000	$7,517,261
5.25%, 07/06/2031(b)	5,500,000	5,575,317
		13,092,578
Kazakhstan–0.11%
Astana-Finance JSC, 0.00%, 12/22/2024(b)(e)(g)	612,810	0
KazMunayGas National Co. JSC, 3.50%, 04/14/2033(b)	2,500,000	2,599,525
		2,599,525
Macau–0.22%
MGM China Holdings Ltd., 5.88%, 05/15/2026(b)(h)	2,500,000	2,597,125
Sands China Ltd., 4.38%, 06/18/2030	2,500,000	2,758,775
		5,355,900
Malaysia–0.22%
Petronas Capital Ltd., 3.40%, 04/28/2061(b)	5,000,000	5,176,492
Mexico–1.27%
Alpek S.A.B. de C.V., 3.25%, 02/25/2031(b)	2,443,000	2,485,447
Banco Mercantil del Norte S.A., 8.38%(b)(c)(d)	2,500,000	3,025,175
Cemex S.A.B. de C.V.,
3.88%, 07/11/2031(b)	3,500,000	3,630,603
5.13%(b)(c)(d)	3,457,000	3,633,514
Nemak S.A.B. de C.V., 3.63%, 06/28/2031(b)	4,254,000	4,265,975
Petroleos Mexicanos,
6.63%, 06/15/2035	5,000,000	4,839,475
6.38%, 01/23/2045	5,000,000	4,310,250
6.35%, 02/12/2048	5,000,000	4,280,575
		30,471,014
Netherlands–0.09%
ING Groep N.V., 6.75%(b)(c)(d)	2,000,000	2,207,500
Oman–0.47%
Oman Government International Bond, 6.75%, 01/17/2048(b)	5,000,000	5,069,600
Oman Sovereign Sukuk Co., 4.88%, 06/15/2030(b)	5,814,000	6,060,514
		11,130,114
Pakistan–0.22%
Pakistan Government International Bond, 8.88%, 04/08/2051(b)	5,000,000	5,168,350
South Africa–0.47%
Eskom Holdings SOC Ltd., 7.13%, 02/11/2025(b)	7,500,000	7,902,000
Principal Amount		Value
South Africa–(continued)
Sasol Financing USA LLC, 4.38%, 09/18/2026	$3,249,000	$3,336,869
		11,238,869
Sri Lanka–0.07%
Sri Lanka Government International Bond, 7.55%, 03/28/2030(b)	2,500,000	1,554,125
Switzerland–1.61%
Credit Suisse Group AG,
7.13%(b)(c)(d)	5,000,000	5,213,600
7.50%(b)(c)(d)	4,500,000	4,978,377
6.25%(b)(c)(d)	5,300,000	5,796,743
5.25%(b)(c)(d)	5,000,000	5,256,250
UBS Group AG,
7.00%(b)(c)(d)	7,500,000	8,245,837
7.00%(b)(c)(d)	7,900,000	9,119,562
		38,610,369
Tanzania–0.20%
HTA Group Ltd., 7.00%, 12/18/2025(b)	4,500,000	4,776,264
Thailand–0.39%
Bangkok Bank PCL, 3.73%, 09/25/2034(b)(c)	4,000,000	4,170,080
GC Treasury Center Co. Ltd., 4.30%, 03/18/2051(b)	2,000,000	2,159,479
Krung Thai Bank PCL, 4.40%(b)(c)(d)	3,000,000	3,051,390
		9,380,949
Ukraine–0.86%
NAK Naftogaz Ukraine via Kondor Finance PLC, 7.63%, 11/08/2026(b)	2,400,000	2,458,715
Ukraine Government International Bond,
8.99%, 02/01/2024(b)	3,750,000	4,139,910
7.75%, 09/01/2024(b)	2,500,000	2,720,080
6.88%, 05/21/2029(b)	2,500,000	2,585,875
1.26%, 05/31/2040(b)	7,500,000	8,759,962
		20,664,542
United Arab Emirates–0.16%
Emirate of Dubai Government International Bond, 3.90%, 09/09/2050(b)	4,000,000	3,764,452
United Kingdom–1.21%
Abrdn PLC, 4.25%, 06/30/2028(b)	2,500,000	2,738,000
BP Capital Markets PLC, 4.88%(c)(d)	3,500,000	3,872,925
Lloyds Banking Group PLC, 6.75%(c)(d)	3,200,000	3,682,672
M&G PLC, 6.50%, 10/20/2048(b)(c)	2,500,000	3,033,245
Standard Chartered PLC,
6.00%(b)(c)(d)	7,500,000	8,237,625
7.50%(b)(c)(d)(h)	1,250,000	1,297,119
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

	Principal Amount		Value
United Kingdom–(continued)
Vodafone Group PLC, 4.13%, 06/04/2081(c)		$6,136,000	$6,197,360
			29,058,946
Total U.S. Dollar Denominated Bonds & Notes (Cost $372,313,456)			376,249,413

U.S. Treasury Securities–15.60%
U.S. Treasury Bills–14.20%
0.04%, 09/14/2021(i)(j)		169,992,520	169,992,520
0.04%, 09/14/2021(i)(j)		169,992,209	169,992,209
			339,984,729
U.S. Treasury Inflation — Indexed Notes–1.40%(k)
2.38%, 01/15/2025		33,031,211	33,403,922
Total U.S. Treasury Securities (Cost $373,015,940)			373,388,651

Asset-Backed Securities–6.94%
Alba PLC, Series 2007-1, Class F, 3.33% (3 mo. GBP LIBOR + 3.25%), 03/17/2039(b)(l)	GBP	1,531,750	2,078,903
Eurohome UK Mortgages PLC,
Series 2007-1, Class M2, 0.58% (3 mo. GBP LIBOR + 0.50%), 06/15/2044(b)(l)	GBP	4,000,000	5,030,035
Series 2007-1, Class B1, 0.98% (3 mo. GBP LIBOR + 0.90%), 06/15/2044(b)(l)	GBP	5,275,000	6,238,979
Series 2007-2, Class B1, 1.48% (3 mo. GBP LIBOR + 1.40%), 09/15/2044(b)(l)	GBP	4,000,000	5,035,323
Series 2007-1, Class M1, 0.38% (3 mo. GBP LIBOR + 0.30%), 06/15/2044(b)(l)	GBP	5,200,000	6,830,219
Series 2007-2, Class B2, 4.08% (3 mo. GBP LIBOR + 4.00%), 09/15/2044(b)(l)	GBP	3,750,000	5,141,785
Eurosail PLC, Series 2007-4X, Class D1A, 1.83% (3 mo. GBP LIBOR + 1.75%), 06/13/2045(b)(l)	GBP	5,474,931	7,090,210
Grifonas Finance No. 1 PLC, Class B, 0.00% (6 mo. EURIBOR + 0.52%), 08/28/2039(b)(l)	EUR	5,000,000	5,562,947
Ludgate Funding PLC, Series 2007-1, Class RES, 1.00%, 01/01/2061(b)(m)	GBP	207,500,000	10,601,644
Mansard Mortgages PLC, Series 2007-2X, Class B2, 3.08% (3 mo. GBP LIBOR + 3.00%), 12/15/2049(b)(l)	GBP	6,584,032	8,955,769
	Principal Amount		Value

Newgate Funding PLC,
Series 2006-2, Class CB, 0.00% (3 mo. EURIBOR + 0.43%), 12/01/2050(b)(l)	EUR	1,944,869	$2,155,621
Series 2007-2X, Class CB, 0.00% (3 mo. EURIBOR + 0.44%), 12/15/2050(b)(l)	EUR	2,654,577	2,835,553
Series 2007-1X, Class CB, 0.00% (3 mo. EURIBOR + 0.38%), 12/01/2050(b)(l)	EUR	1,491,007	1,612,890
ResLoC UK PLC, Series 2007-1X, Class D1A, 0.65% (3 mo. EURIBOR + 1.20%), 12/15/2043(b)(l)	EUR	5,348,222	5,867,676
RMAC Securities No. 1 PLC, Series 2006-NS4X, Class B1C, 0.31% (3 mo. EURIBOR + 0.85%), 06/12/2044(b)(l)	EUR	10,225,556	11,496,132
BBVA Consumer Auto, Series 2018-1, Class C, 2.30%, 07/20/2031(b)	EUR	11,100,000	13,367,671
IM Pastor 4, FTA,
Series A, 0.00% (3 mo. EURIBOR + 0.14%), 03/22/2044(b)(l)	EUR	9,844,212	10,902,759
Series B, 0.00% (3 mo. EURIBOR + 0.19%), 03/22/2044(b)(l)	EUR	3,800,000	2,723,996
Titulizacion de Activos Sociedad Gestora de Fondos de Titulizacion S.A., Series 27, Class A3, 0.00% (3 mo. EURIBOR + 0.19%), 12/28/2050(b)(l)	EUR	35,000,000	36,123,331
Capital Mortgage S.r.l., Series 2007-1, Class B, 0.00% (3 mo. EURIBOR + 0.22%), 01/30/2047(b)(l)	EUR	8,000,000	7,461,272
Sestante Finance S.r.l., Series 2005, Class C1, 0.26% (3 mo. EURIBOR + 0.80%), 07/15/2045(b)(l)	EUR	9,700,000	5,696,007
Lusitano Mortgages No. 5 PLC, Class D, 0.41% (3 mo. EURIBOR + 0.96%), 07/15/2059(b)(l)	EUR	3,338,052	3,340,725
Total Asset-Backed Securities (Cost $156,273,094)			166,149,447
	Shares
Preferred Stocks–0.14%
United States–0.14%
AT&T, Inc., 2.88%, Series B, Pfd.(c) (Cost $2,941,785)		2,700,000	3,268,568
Common Stocks & Other Equity Interests–0.00%
Kazakhstan–0.00%
Astana-Finance JSC, GDR(b)(e) (Cost $0)		868,851	1
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Shares		Value
Money Market Funds–15.06%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(n)(o)	125,690,872	$125,690,872
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(n)(o)	91,247,135	91,283,634
Invesco Treasury Portfolio, Institutional Class, 0.01%(n)(o)	143,646,711	143,646,711
Total Money Market Funds (Cost $360,621,660)		360,621,217
Options Purchased–1.61%
(Cost $77,698,408)(p)		38,685,946
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-93.85% (Cost $2,318,810,191)		2,246,787,513
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.07%
Invesco Private Government Fund, 0.02%(n)(o)(q)	482,466	$482,466
Invesco Private Prime Fund, 0.12%(n)(o)(q)	1,125,304	1,125,754
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,608,220)		1,608,220
TOTAL INVESTMENTS IN SECURITIES—93.92% (Cost $2,320,418,411)		2,248,395,733
OTHER ASSETS LESS LIABILITIES–6.08%		145,574,202
NET ASSETS–100.00%		$2,393,969,935
Investment Abbreviations:
ARS	– Argentina Peso
BRL	– Brazilian Real
CAD	– Canadian Dollar
CLP	– Chile Peso
COP	– Colombia Peso
EGP	– Egypt Pound
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
GDR	– Global Depositary Receipt
INR	– Indian Rupee
LIBOR	– London Interbank Offered Rate
MXN	– Mexican Peso
Pfd.	– Preferred
RUB	– Russian Ruble
THB	– Thai Baht
ZAR	– South African Rand
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Notes to Consolidated Schedule of Investments:
(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2021 was $727,038,960, which represented 30.37% of the Fund’s Net Assets.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Perpetual bond with no specified maturity date.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(g)	Zero coupon bond issued at a discount.
(h)	All or a portion of this security was out on loan at July 31, 2021.
(i)	All or a portion of the value was pledged and/or designated as collateral to cover margin requirements for open futures contracts and swap agreements.
(j)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(k)	Principal amount of security and interest payments are adjusted for inflation.
(l)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2021.
(m)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on July 31, 2021.
(n)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$95,184,516	$827,325,682	$(796,819,326)	$-	$-	$125,690,872	$13,188
Invesco Liquid Assets Portfolio, Institutional Class	67,971,646	590,946,916	(567,634,907)	6,632	(6,653)	91,283,634	12,343
Invesco Treasury Portfolio, Institutional Class	108,782,305	945,515,065	(910,650,659)	-	-	143,646,711	6,074
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	4,126,316	(3,643,850)	-	-	482,466	17*
Invesco Private Prime Fund	-	8,026,421	(6,900,667)	-	-	1,125,754	244*
Total	$271,938,467	$2,375,940,400	$(2,285,649,409)	$6,632	$(6,653)	$362,229,437	$31,866

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(o)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(p)	The table below details options purchased.
(q)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Over-The-Counter Foreign Currency Options Purchased(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
EUR versus USD	Call	Bank of America, N.A.	08/11/2021	USD	1.27	EUR	7,000,000	$ 25
EUR versus USD	Call	Bank of America, N.A.	09/03/2021	USD	1.24	EUR	80,000,000	10,724
EUR versus USD	Call	Bank of America, N.A.	09/14/2021	USD	1.23	EUR	70,000,000	32,800
EUR versus USD	Call	Bank of America, N.A.	11/02/2021	USD	1.30	EUR	12,000,000	42,776
EUR versus USD	Call	J.P. Morgan Chase Bank, N.A.	08/23/2021	USD	1.20	EUR	100,000,000	151,721
EUR versus USD	Call	J.P. Morgan Chase Bank, N.A.	09/07/2021	USD	1.26	EUR	2,600,000	6,468
EUR versus USD	Call	Morgan Stanley and Co. International PLC	08/26/2021	USD	1.20	EUR	100,000,000	171,413
GBP versus USD	Call	Morgan Stanley and Co. International PLC	09/21/2021	USD	1.42	GBP	37,500,000	141,311
NZD versus USD	Call	Bank of America, N.A.	10/14/2021	USD	0.72	NZD	100,000,000	228,169
USD versus JPY	Call	Goldman Sachs International	04/06/2026	JPY	115.00	USD	43,000,000	907,773
USD versus JPY	Call	Goldman Sachs International	04/09/2026	JPY	115.00	USD	43,000,000	907,042
Subtotal — Foreign Currency Call Options Purchased								2,600,222
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Over-The-Counter Foreign Currency Options Purchased(a)—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
EUR versus NOK	Put	J.P. Morgan Chase Bank, N.A.	08/26/2021	NOK	8.90	EUR	12,500,000	$237
EUR versus NOK	Put	Morgan Stanley and Co. International PLC	10/05/2021	NOK	9.50	EUR	2,400,000	9,685
EUR versus PLN	Put	Bank of America, N.A.	11/18/2021	PLN	4.28	EUR	1,000,000	15,250
EUR versus PLN	Put	Bank of America, N.A.	11/26/2021	PLN	4.28	EUR	1,000,000	17,227
EUR versus PLN	Put	Morgan Stanley and Co. International PLC	10/28/2021	PLN	4.20	EUR	7,500,000	25,089
USD versus BRL	Put	Bank of America, N.A.	08/12/2021	BRL	4.90	USD	50,000,000	15,150
USD versus BRL	Put	Goldman Sachs International	08/17/2021	BRL	3.85	USD	5,000,000	5
USD versus BRL	Put	Goldman Sachs International	10/07/2021	BRL	4.85	USD	5,000,000	651,995
USD versus BRL	Put	Goldman Sachs International	12/16/2021	BRL	4.60	USD	5,000,000	328,365
USD versus BRL	Put	Goldman Sachs International	12/21/2021	BRL	4.50	USD	4,000,000	167,640
USD versus BRL	Put	Goldman Sachs International	06/03/2022	BRL	4.75	USD	10,000,000	1,683,060
USD versus BRL	Put	J.P. Morgan Chase Bank, N.A.	03/09/2022	BRL	4.75	USD	5,000,000	790,510
USD versus BRL	Put	J.P. Morgan Chase Bank, N.A.	03/30/2022	BRL	4.75	USD	5,000,000	813,405
USD versus BRL	Put	Morgan Stanley and Co. International PLC	09/23/2021	BRL	4.60	USD	6,250,000	94,019
USD versus CAD	Put	Bank of America, N.A.	08/05/2021	CAD	1.20	USD	3,000,000	66
USD versus CAD	Put	Goldman Sachs International	05/12/2022	CAD	1.19	USD	45,000,000	275,850
USD versus CLP	Put	J.P. Morgan Chase Bank, N.A.	10/15/2021	CLP	705.00	USD	60,000,000	134,760
USD versus CLP	Put	Morgan Stanley and Co. International PLC	10/07/2021	CLP	702.00	USD	76,000,000	118,636
USD versus CLP	Put	Morgan Stanley and Co. International PLC	10/15/2021	CLP	735.00	USD	50,000,000	120,800
USD versus CNH	Put	Bank of America, N.A.	09/06/2021	CNH	6.34	USD	105,000,000	41,475
USD versus CNH	Put	Bank of America, N.A.	10/26/2021	CNH	6.21	USD	5,000,000	89,590
USD versus CNH	Put	Goldman Sachs International	05/17/2022	CNH	6.25	USD	10,000,000	874,720
USD versus CNH	Put	Standard Chartered Bank PLC	08/25/2021	CNH	6.40	USD	150,000,000	120,600
USD versus CNH	Put	Standard Chartered Bank PLC	08/26/2021	CNH	6.45	USD	50,000,000	128,300
USD versus COP	Put	Bank of America, N.A.	10/26/2021	COP	3,700.00	USD	50,000,000	386,700
USD versus COP	Put	Morgan Stanley and Co. International PLC	09/22/2021	COP	3,450.00	USD	60,000,000	15,660
USD versus COP	Put	Morgan Stanley and Co. International PLC	09/27/2021	COP	3,477.00	USD	75,000,000	33,450
USD versus CZK	Put	Morgan Stanley and Co. International PLC	08/13/2021	CZK	20.90	USD	80,000,000	18,240
USD versus INR	Put	Standard Chartered Bank PLC	08/03/2021	INR	73.00	USD	64,500,000	65
USD versus INR	Put	Standard Chartered Bank PLC	02/24/2022	INR	74.50	USD	100,000,000	790,100
USD versus JPY	Put	Bank of America, N.A.	09/08/2021	JPY	102.00	USD	25,000,000	73,950
USD versus KRW	Put	Goldman Sachs International	11/01/2021	KRW	1,135.00	USD	37,500,000	326,250
USD versus KRW	Put	Standard Chartered Bank PLC	09/13/2021	KRW	1,110.00	USD	70,000,000	47,460
USD versus KRW	Put	Standard Chartered Bank PLC	09/16/2021	KRW	1,110.00	USD	50,000,000	16,350
USD versus MXN	Put	Goldman Sachs International	08/16/2021	MXN	19.80	USD	100,000,000	442,900
USD versus MXN	Put	Goldman Sachs International	08/26/2021	MXN	19.50	USD	100,000,000	190,500
USD versus MXN	Put	Goldman Sachs International	08/30/2021	MXN	19.50	USD	75,000,000	147,900
USD versus MXN	Put	Goldman Sachs International	12/14/2021	MXN	19.25	USD	3,500,000	702,380
USD versus MXN	Put	J.P. Morgan Chase Bank, N.A.	01/06/2022	MXN	20.10	USD	100,000,000	2,199,500
USD versus RUB	Put	Bank of America, N.A.	09/10/2021	RUB	69.00	USD	3,000,000	71,427
USD versus RUB	Put	Goldman Sachs International	09/06/2021	RUB	72.50	USD	25,000,000	164,800
USD versus RUB	Put	Goldman Sachs International	12/17/2021	RUB	73.00	USD	100,000,000	1,660,600
USD versus RUB	Put	Goldman Sachs International	03/08/2022	RUB	74.60	USD	50,000,000	1,384,150
USD versus RUB	Put	Morgan Stanley and Co. International PLC	10/27/2021	RUB	72.00	USD	60,000,000	563,640
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Over-The-Counter Foreign Currency Options Purchased(a)—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
USD versus SEK	Put	J.P. Morgan Chase Bank, N.A.	08/05/2021	SEK	8.26	USD	30,000,000	$30
USD versus SGD	Put	Goldman Sachs International	10/26/2021	SGD	1.35	USD	50,000,000	287,350
USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	08/19/2021	ZAR	13.95	USD	50,000,000	18,600
USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	09/09/2021	ZAR	13.50	USD	50,000,000	9,600
USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	09/10/2021	ZAR	14.30	USD	50,000,000	123,600
Subtotal — Foreign Currency Put Options Purchased								16,191,636
Total Foreign Currency Options Purchased								$18,791,858

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $25,020,000.

Open Over-The-Counter Interest Rate Swaptions Purchased(a)
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	0.35%	Pay	6 Month EUR LIBOR	Semi-Annually	07/29/2022	EUR	250,000,000	$26,068
30 Year Interest Rate Swap	Put	Goldman Sachs International	2.50	Pay	3 Month USD LIBOR	Quarterly	06/30/2022	USD	262,500,000	3,683,350
30 Year Interest Rate Swap	Put	Goldman Sachs International	2.15	Pay	3 Month USD LIBOR	Quarterly	07/14/2022	USD	125,000,000	3,691,405
30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	2.50	Pay	3 Month USD LIBOR	Quarterly	07/10/2023	USD	375,000,000	12,427,410
Total Interest Rate Swaptions Purchased										$19,828,233

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $25,020,000.

Open Over-The-Counter Credit Default Swaptions Purchased(a)
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(b)	Notional Value	Value
Credit Risk
J.P. Morgan Chase Bank, N.A.	Put	0.97%	Markit CDX Emerging Markets Index, Series 35, Version 1	(1.00)%	Quarterly	08/18/2021	1.660%	50,000,000	$65,855

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $25,020,000.
(b)	Implied credit spreads represent the current level, as of July 31, 2021, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Credit Default Swaptions Written(a)
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(b)	Premiums Received	Notional Value		Value	Unrealized Appreciation (Depreciation)
Credit Risk
J.P. Morgan Chase Bank, N.A.	Call	0.98%	Markit CDX Emerging Markets Index, Series 35, Version 1	1.00%	Quarterly	08/18/2021	1.660%	$(135,000)	USD	50,000,000	$(14,343)	$120,656
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Over-The-Counter Credit Default Swaptions Written(a)—(continued)
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(b)	Premiums Received	Notional Value		Value	Unrealized Appreciation (Depreciation)
Credit Risk
Goldman Sachs International	Put	1.08	Markit CDX North America High Yield Index, Series 36, Version 1	(5.00)	Quarterly	08/18/2021	2.920%	$(172,500)	USD	50,000,000	$(85,285)	$87,215
J.P. Morgan Chase Bank, N.A.	Put	3.00	Markit iTraxx Europe Crossover Index, Series 35, Version 1	(5.00)	Quarterly	09/15/2021	2.360	(272,999)	EUR	50,000,000	(131,416)	141,583
J.P. Morgan Chase Bank, N.A.	Put	3.00	Markit CDX North America High Yield Index, Series 36, Version 1	(5.00)	Quarterly	09/15/2021	2.360	(239,998)	EUR	50,000,000	(131,416)	108,582
J.P. Morgan Chase Bank, N.A.	Put	3.25	Markit CDX North America High Yield Index, Series 36, Version 1	(5.00)	Quarterly	09/15/2021	2.360	(247,810)	EUR	100,000,000	(187,117)	60,693
J.P. Morgan Chase Bank, N.A.	Put	0.95	Markit CDX Emerging Markets Index, Series 35, Version 1	(1.00)	Quarterly	08/18/2021	1.660	(55,000)	USD	50,000,000	(15,428)	39,572
J.P. Morgan Chase Bank, N.A.	Put	1.08	Markit CDX North America High Yield Index, Series 36, Version 1	(5.00)	Quarterly	09/15/2021	2.920	(53,750)	USD	12,500,000	(67,221)	(13,471)
Morgan Stanley and Co. International PLC	Put	1.09	Markit CDX North America High Yield Index, Series 36, Version 1	(5.00)	Quarterly	08/18/2021	2.920	(532,500)	USD	75,000,000	(261,470)	271,030
Morgan Stanley and Co. International PLC	Put	1.08	Markit CDX North America High Yield Index, Series 36, Version 1	(5.00)	Quarterly	09/15/2021	2.920	(87,500)	USD	12,500,000	(81,219)	6,281
Subtotal — Credit Default Put Swaptions Written								(1,662,057)			(960,572)	701,485
Total Credit Default Swaptions Written								$(1,797,057)			$(974,915)	$822,141

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $25,020,000.
(b)	Implied credit spreads represent the current level, as of July 31, 2021, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Over-The-Counter Foreign Currency Options Written(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Premiums Received	Notional Value		Value	Unrealized Appreciation (Depreciation)
Currency Risk
NZD versus USD	Call	Bank of America, N.A.	10/14/2021	USD	0.74	$(185,031)	NZD	100,000,000	$(61,449)	$123,582
USD versus BRL	Call	Bank of America, N.A.	08/12/2021	BRL	5.28	(317,000)	USD	50,000,000	(355,500)	(38,500)
USD versus BRL	Call	Goldman Sachs International	09/02/2021	BRL	5.60	(810,500)	USD	5,000,000	(405,515)	404,985
USD versus BRL	Call	Goldman Sachs International	12/06/2021	BRL	5.60	(840,000)	USD	4,000,000	(888,980)	(48,980)
USD versus CAD	Call	Goldman Sachs International	05/12/2022	CAD	1.27	(528,750)	USD	45,000,000	(724,185)	(195,435)
USD versus CNH	Call	Standard Chartered Bank PLC	10/14/2021	CNH	6.60	(272,025)	USD	39,000,000	(140,439)	131,586
USD versus CZK	Call	Morgan Stanley and Co. International PLC	08/13/2021	CZK	21.80	(624,000)	USD	100,000,000	(205,100)	418,900
USD versus INR	Call	Standard Chartered Bank PLC	08/03/2021	INR	76.50	(357,717)	USD	43,000,000	(43)	357,674
USD versus INR	Call	Standard Chartered Bank PLC	02/24/2022	INR	79.50	(1,199,100)	USD	100,000,000	(634,300)	564,800
USD versus KRW	Call	Standard Chartered Bank PLC	09/13/2021	KRW	1,190.00	(620,550)	USD	70,000,000	(115,710)	504,840
USD versus MXN	Call	Goldman Sachs International	09/14/2021	MXN	20.75	(850,500)	USD	3,500,000	(519,939)	330,561
USD versus MXN	Call	J.P. Morgan Chase Bank, N.A.	01/06/2022	MXN	23.09	(2,280,500)	USD	100,000,000	(491,400)	1,789,100
USD versus RUB	Call	Goldman Sachs International	12/17/2021	RUB	77.50	(1,966,000)	USD	100,000,000	(1,840,200)	125,800
USD versus RUB	Call	Goldman Sachs International	03/08/2022	RUB	87.20	(1,360,500)	USD	50,000,000	(461,050)	899,450
USD versus ZAR	Call	Goldman Sachs International	11/22/2021	ZAR	14.50	(1,836,000)	USD	75,000,000	(3,283,050)	(1,447,050)
USD versus ZAR	Call	J.P. Morgan Chase Bank, N.A.	08/24/2021	ZAR	15.00	(321,000)	USD	30,000,000	(220,680)	100,320
Subtotal — Foreign Currency Call Options Written						(14,369,173)			(10,347,540)	4,021,633
Currency Risk
USD versus BRL	Put	Bank of America, N.A.	08/12/2021	BRL	4.72	(218,250)	USD	75,000,000	(1,050)	217,200
USD versus CAD	Put	Goldman Sachs International	05/12/2022	CAD	1.13	(243,000)	USD	45,000,000	(60,480)	182,520
USD versus CNH	Put	Bank of America, N.A.	09/06/2021	CNH	6.25	(131,250)	USD	105,000,000	(8,295)	122,955
USD versus COP	Put	Morgan Stanley and Co. International PLC	09/22/2021	COP	3,185.00	(231,000)	USD	60,000,000	(840)	230,160
USD versus CZK	Put	Morgan Stanley and Co. International PLC	08/13/2021	CZK	20.20	(256,000)	USD	80,000,000	(560)	255,440
USD versus INR	Put	Standard Chartered Bank PLC	08/03/2021	INR	71.00	(136,933)	USD	64,500,000	(64)	136,869
USD versus INR	Put	Standard Chartered Bank PLC	02/24/2022	INR	71.00	(488,300)	USD	100,000,000	(115,100)	373,200
USD versus KRW	Put	Goldman Sachs International	11/01/2021	KRW	1,100.00	(49,125)	USD	37,500,000	(49,125)	—
USD versus KRW	Put	Standard Chartered Bank PLC	09/13/2021	KRW	1,070.00	(276,850)	USD	70,000,000	(3,570)	273,280
USD versus MXN	Put	J.P. Morgan Chase Bank, N.A.	01/06/2022	MXN	18.40	(898,400)	USD	100,000,000	(167,000)	731,400
USD versus RUB	Put	Goldman Sachs International	09/06/2021	RUB	71.00	(309,750)	USD	50,000,000	(93,700)	216,050
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Over-The-Counter Foreign Currency Options Written(a)—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Premiums Received	Notional Value		Value	Unrealized Appreciation (Depreciation)
USD versus RUB	Put	Goldman Sachs International	12/17/2021	RUB	70.00	$(780,500)	USD	100,000,000	$(517,700)	$262,800
USD versus RUB	Put	Goldman Sachs International	03/08/2022	RUB	68.00	(480,000)	USD	50,000,000	(167,650)	312,350
USD versus SGD	Put	Goldman Sachs International	08/12/2021	SGD	1.28	(150,480)	USD	60,000,000	(60)	150,420
USD versus ZAR	Put	Goldman Sachs International	11/22/2021	ZAR	13.00	(843,750)	USD	75,000,000	(94,050)	749,700
Subtotal — Foreign Currency Put Options Written						(5,493,588)			(1,279,244)	4,214,344
Total – Foreign Currency Options Written						$(19,862,761)			$(11,626,784)	$8,235,977

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $25,020,000.

Open Over-The-Counter Interest Rate Swaptions Written(a)
Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Premiums Received	Notional Value		Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
5 Year Interest Rate Swap	Call	Bank of America, N.A.	0.85%	3 Month USD LIBOR	Receive	Quarterly	07/05/2022	$(3,305,000)	USD	750,000,000	$(5,420,400)	$(2,115,400)
5 Year Interest Rate Swap	Call	Goldman Sachs International	0.85	3 Month USD LIBOR	Receive	Quarterly	03/28/2022	(2,200,000)	USD	600,000,000	(4,148,910)	(1,948,910)
3 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	0.60	3 Month USD LIBOR	Receive	Quarterly	04/28/2022	(1,745,000)	USD	750,000,000	(2,546,895)	(801,895)
10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	1.25	3 Month USD LIBOR	Receive	Quarterly	10/18/2021	(2,343,750)	USD	250,000,000	(2,661,928)	(318,178)
5 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	0.85	3 Month USD LIBOR	Receive	Quarterly	06/24/2022	(1,550,000)	USD	375,000,000	(2,688,337)	(1,138,337)
10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	1.35	3 Month USD LIBOR	Receive	Quarterly	09/14/2021	(1,556,250)	USD	250,000,000	(3,368,150)	(1,811,900)
Subtotal—Interest Rate Call Swaptions Written								(12,700,000)			(20,834,620)	(8,134,620)
Interest Rate Risk
30 Year Interest Rate Swap	Put	Goldman Sachs International	3.00	3 Month USD LIBOR	Pay	Quarterly	06/05/2023	(3,530,000)	USD	150,000,000	(2,286,185)	1,243,815
Total Open Over-The-Counter Interest Rate Swaptions Written								$(16,230,000)			$(23,120,805)	$(6,890,805)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $25,020,000.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Euro-BTP	249	September-2021	$45,570,628	$1,136,749	$1,136,749
Euro-OAT	178	September-2021	34,223,582	116,883	116,883
Subtotal—Long Futures Contracts				1,253,632	1,253,632
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Futures Contracts—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Euro-Bobl	22	September-2021	$(3,532,556)	$(33,084)	$(33,084)
Euro-Bund	228	September-2021	(47,755,984)	(229,485)	(229,485)
Long Gilt	54	September-2021	(9,742,044)	(209,511)	(209,511)
U.S. Treasury 10 Year Notes	75	September-2021	(10,083,984)	(50,391)	(50,391)
U.S. Treasury 10 Year Ultra Bonds	163	September-2021	(24,490,750)	(603,648)	(603,648)
U.S. Treasury Ultra Bonds	226	September-2021	(45,094,063)	(222,109)	(222,109)
Subtotal—Short Futures Contracts				(1,348,228)	(1,348,228)
Total Futures Contracts				$(94,596)	$(94,596)

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
08/30/2021	Bank of America, N.A.	EUR	22,854,185	USD	27,814,000	$689,105
09/15/2021	Bank of America, N.A.	AUD	28,714,000	USD	22,252,489	1,176,449
09/15/2021	Bank of America, N.A.	EUR	160,400,864	USD	195,803,315	5,367,440
09/15/2021	Bank of America, N.A.	MXN	1,369,682,200	USD	68,595,578	184,585
09/15/2021	Bank of America, N.A.	SEK	324,543,491	USD	38,000,000	286,408
09/15/2021	Bank of America, N.A.	USD	103,843,602	EUR	87,840,000	444,410
09/15/2021	Bank of America, N.A.	USD	13,419,355	MXN	270,540,906	93,248
09/15/2021	Bank of America, N.A.	USD	12,500,000	ZAR	184,350,000	14,564
03/24/2022	Bank of America, N.A.	USD	900,000	RUB	72,155,250	47,421
08/03/2021	Citibank, N.A.	BRL	447,379,801	USD	88,236,128	2,337,831
09/15/2021	Citibank, N.A.	EUR	36,785,000	USD	44,940,602	1,267,623
09/15/2021	Citibank, N.A.	GBP	4,175,000	USD	5,919,311	115,446
09/15/2021	Citibank, N.A.	INR	18,141,475,000	USD	246,021,128	3,270,394
09/15/2021	Citibank, N.A.	MXN	1,004,200,000	USD	50,301,801	145,407
09/15/2021	Citibank, N.A.	USD	4,974,811	EUR	4,200,000	11,638
09/15/2021	Goldman Sachs International	COP	25,700,000,000	USD	6,678,135	66,220
09/15/2021	Goldman Sachs International	EUR	52,644,000	USD	63,541,001	1,039,429
09/15/2021	Goldman Sachs International	GBP	3,312,000	USD	4,695,538	91,370
09/15/2021	Goldman Sachs International	KRW	7,361,900,000	USD	6,500,000	119,494
09/15/2021	Goldman Sachs International	MXN	196,525,000	USD	9,844,660	28,901
09/15/2021	Goldman Sachs International	ZAR	83,000,000	USD	5,641,576	7,137
11/30/2021	Goldman Sachs International	RUB	408,732,500	USD	5,500,000	24,202
05/13/2022	Goldman Sachs International	CAD	25,128,195	USD	20,786,000	651,649
08/30/2021	J.P. Morgan Chase Bank, N.A.	EUR	23,139,451	USD	28,279,209	815,740
08/30/2021	J.P. Morgan Chase Bank, N.A.	USD	60,205,950	EUR	51,750,000	1,214,457
09/15/2021	J.P. Morgan Chase Bank, N.A.	CAD	67,470,783	USD	55,895,728	1,816,330
09/15/2021	J.P. Morgan Chase Bank, N.A.	CLP	14,980,000,000	USD	20,885,326	1,170,586
09/15/2021	J.P. Morgan Chase Bank, N.A.	CNY	898,617	USD	139,912	1,392
09/15/2021	J.P. Morgan Chase Bank, N.A.	COP	483,137,200,000	USD	134,447,530	10,149,397
09/15/2021	J.P. Morgan Chase Bank, N.A.	EUR	433,063,790	USD	526,085,874	11,931,030
09/15/2021	J.P. Morgan Chase Bank, N.A.	GBP	171,221,109	USD	241,658,133	3,635,564
09/15/2021	J.P. Morgan Chase Bank, N.A.	JPY	521,245,482	USD	4,770,266	17,364
09/15/2021	J.P. Morgan Chase Bank, N.A.	MXN	113,750,000	USD	5,698,300	16,872
09/15/2021	J.P. Morgan Chase Bank, N.A.	NOK	71,887,000	USD	8,721,549	583,784
09/15/2021	J.P. Morgan Chase Bank, N.A.	SEK	233,246,644	USD	28,284,286	1,179,848
09/15/2021	J.P. Morgan Chase Bank, N.A.	THB	1,166,090,000	USD	37,329,812	1,859,446
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
09/15/2021	J.P. Morgan Chase Bank, N.A.	USD	22,988,892	EUR	19,499,000	$161,290
09/15/2021	J.P. Morgan Chase Bank, N.A.	USD	20,314,790	INR	1,519,140,000	12,794
09/15/2021	J.P. Morgan Chase Bank, N.A.	USD	20,177,520	MXN	406,000,000	100,806
09/15/2021	J.P. Morgan Chase Bank, N.A.	USD	33,000,000	NOK	294,927,600	386,447
09/15/2021	J.P. Morgan Chase Bank, N.A.	USD	11,271,026	RUB	845,000,000	213,279
09/15/2021	J.P. Morgan Chase Bank, N.A.	USD	12,500,000	ZAR	185,375,963	84,211
09/15/2021	J.P. Morgan Chase Bank, N.A.	ZAR	1,947,629,530	USD	141,198,058	8,983,605
01/10/2022	J.P. Morgan Chase Bank, N.A.	USD	18,000,000	MXN	374,299,200	378,470
06/27/2022	J.P. Morgan Chase Bank, N.A.	USD	70,563,204	IDR	1,127,600,000,000	4,597,014
08/02/2021	Morgan Stanley and Co. International PLC	BRL	197,070,000	USD	38,625,120	787,075
08/03/2021	Morgan Stanley and Co. International PLC	BRL	384,679,801	USD	75,066,213	1,206,509
08/26/2021	Morgan Stanley and Co. International PLC	EUR	27,500,000	USD	32,890,000	253,658
08/26/2021	Morgan Stanley and Co. International PLC	USD	32,890,000	BRL	177,704,999	1,124,649
09/02/2021	Morgan Stanley and Co. International PLC	BRL	360,862,504	USD	69,529,008	523,460
09/15/2021	Morgan Stanley and Co. International PLC	COP	119,750,000,000	USD	31,201,634	393,198
09/15/2021	Morgan Stanley and Co. International PLC	EUR	24,000,000	USD	28,680,000	186,008
09/15/2021	Morgan Stanley and Co. International PLC	GBP	5,786,000	USD	8,187,217	143,825
09/15/2021	Morgan Stanley and Co. International PLC	IDR	1,231,564,500,000	USD	85,477,825	574,915
09/15/2021	Morgan Stanley and Co. International PLC	MXN	1,854,443,552	USD	92,948,973	325,790
09/15/2021	Morgan Stanley and Co. International PLC	RUB	4,862,685,920	USD	66,505,090	416,841
09/15/2021	Morgan Stanley and Co. International PLC	USD	12,580,645	MXN	253,770,481	94,332
09/15/2021	Morgan Stanley and Co. International PLC	USD	29,896,778	RUB	2,243,560,000	595,208
08/02/2021	Royal Bank of Canada	BRL	62,700,000	USD	12,052,044	13,451
08/03/2021	Royal Bank of Canada	BRL	62,700,000	USD	12,242,268	203,675
09/15/2021	Royal Bank of Canada	CAD	101,310,000	USD	83,868,672	2,666,356
09/15/2021	Royal Bank of Canada	EUR	182,490,090	USD	222,933,543	6,272,242
09/15/2021	Royal Bank of Canada	USD	75,306,547	EUR	63,767,000	400,803
09/15/2021	Standard Chartered Bank PLC	KRW	6,794,400,000	USD	6,000,000	111,342
09/15/2021	Standard Chartered Bank PLC	USD	14,659,147	IDR	214,544,700,000	131,365
09/15/2021	Standard Chartered Bank PLC	USD	20,040,080	INR	1,500,000,000	31,392
11/10/2021	Standard Chartered Bank PLC	USD	33,741,536	CNY	228,764,240	1,359,938
Subtotal—Appreciation						84,606,129
Currency Risk
09/15/2021	Bank of America, N.A.	CNY	81,137,500	USD	12,500,000	(7,129)
09/15/2021	Bank of America, N.A.	EUR	102,000,000	USD	120,868,980	(230,488)
09/15/2021	Bank of America, N.A.	JPY	8,626,410,000	USD	78,000,000	(658,679)
09/15/2021	Bank of America, N.A.	USD	25,000,000	AUD	33,348,896	(521,953)
09/15/2021	Bank of America, N.A.	USD	28,314,753	CAD	34,205,071	(898,595)
09/15/2021	Bank of America, N.A.	USD	152,323,652	EUR	124,826,121	(4,123,881)
09/15/2021	Bank of America, N.A.	USD	30,363,575	INR	2,267,400,000	(23,539)
09/15/2021	Bank of America, N.A.	USD	4,571,208	JPY	499,706,136	(14,709)
09/15/2021	Bank of America, N.A.	USD	57,982,655	MXN	1,156,923,398	(198,245)
09/15/2021	Bank of America, N.A.	USD	97,463,581	NOK	804,854,253	(6,352,327)
09/15/2021	Bank of America, N.A.	USD	52,016,673	NZD	72,965,918	(1,190,097)
09/15/2021	Bank of America, N.A.	USD	80,863,450	SEK	667,010,256	(3,353,491)
08/03/2021	Citibank, N.A.	USD	87,401,310	BRL	447,379,801	(1,503,013)
09/15/2021	Citibank, N.A.	USD	105,955,240	EUR	86,875,000	(2,812,924)
09/15/2021	Citibank, N.A.	USD	61,610,097	GBP	43,454,746	(1,201,596)
09/15/2021	Citibank, N.A.	USD	71,481,772	INR	5,271,030,161	(950,217)
09/15/2021	Citibank, N.A.	USD	23,986,351	MXN	478,851,519	(69,337)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
08/19/2021	Goldman Sachs International	USD	15,400,000	BRL	77,876,260	$(479,068)
08/24/2021	Goldman Sachs International	RUB	622,400,000	USD	8,000,000	(491,870)
09/03/2021	Goldman Sachs International	BRL	50,978,054	USD	9,580,000	(166,865)
09/15/2021	Goldman Sachs International	CNY	238,152,165	USD	36,667,000	(43,521)
09/15/2021	Goldman Sachs International	MXN	946,854,550	USD	47,000,000	(292,183)
09/15/2021	Goldman Sachs International	USD	6,683,332	COP	25,720,000,000	(66,271)
09/15/2021	Goldman Sachs International	USD	110,434,758	EUR	90,395,000	(3,113,323)
09/15/2021	Goldman Sachs International	USD	10,993,117	GBP	7,754,000	(213,915)
09/15/2021	Goldman Sachs International	USD	26,640,464	KRW	29,744,077,500	(861,484)
09/15/2021	Goldman Sachs International	USD	53,142,869	MXN	1,060,869,850	(156,009)
09/15/2021	Goldman Sachs International	USD	8,352,682	ZAR	120,174,992	(194,626)
11/12/2021	Goldman Sachs International	TRY	124,600,000	USD	14,000,000	(46,428)
11/12/2021	Goldman Sachs International	USD	14,937,129	TRY	124,600,000	(890,701)
08/30/2021	J.P. Morgan Chase Bank, N.A.	NOK	540,775,000	USD	60,204,513	(1,011,440)
09/15/2021	J.P. Morgan Chase Bank, N.A.	EUR	1,235,000	USD	1,459,745	(6,508)
09/15/2021	J.P. Morgan Chase Bank, N.A.	MXN	405,500,000	USD	20,152,671	(100,682)
09/15/2021	J.P. Morgan Chase Bank, N.A.	RUB	844,500,000	USD	11,264,357	(213,153)
09/15/2021	J.P. Morgan Chase Bank, N.A.	USD	53,115,085	AUD	68,455,391	(2,868,916)
09/15/2021	J.P. Morgan Chase Bank, N.A.	USD	50,000,000	CAD	62,272,000	(87,547)
09/15/2021	J.P. Morgan Chase Bank, N.A.	USD	2,127,573	CLP	1,526,002,093	(119,247)
09/15/2021	J.P. Morgan Chase Bank, N.A.	USD	92,882,319	CNY	596,559,914	(924,199)
09/15/2021	J.P. Morgan Chase Bank, N.A.	USD	35,019,619	COP	125,843,000,001	(2,643,619)
09/15/2021	J.P. Morgan Chase Bank, N.A.	USD	717,839,771	EUR	591,117,582	(16,035,610)
09/15/2021	J.P. Morgan Chase Bank, N.A.	USD	92,907,084	GBP	65,658,438	(1,632,181)
09/15/2021	J.P. Morgan Chase Bank, N.A.	USD	6,366,997	JPY	695,719,854	(23,176)
09/15/2021	J.P. Morgan Chase Bank, N.A.	USD	20,140,306	MXN	402,042,704	(59,633)
01/10/2022	J.P. Morgan Chase Bank, N.A.	MXN	561,435,300	USD	27,000,000	(567,042)
01/10/2022	J.P. Morgan Chase Bank, N.A.	USD	319,262	MXN	6,464,100	(1,868)
08/02/2021	Morgan Stanley and Co. International PLC	USD	38,256,186	BRL	197,070,000	(418,140)
08/03/2021	Morgan Stanley and Co. International PLC	USD	74,456,438	BRL	384,679,801	(596,733)
09/02/2021	Morgan Stanley and Co. International PLC	USD	17,533,823	BRL	91,002,297	(132,006)
09/15/2021	Morgan Stanley and Co. International PLC	MXN	537,030,000	USD	26,000,000	(822,832)
09/15/2021	Morgan Stanley and Co. International PLC	USD	200,153	AUD	258,000	(10,781)
09/15/2021	Morgan Stanley and Co. International PLC	USD	109,025,225	CAD	132,087,385	(3,154,120)
09/15/2021	Morgan Stanley and Co. International PLC	USD	25,000,000	CLP	18,846,875,000	(196,179)
09/15/2021	Morgan Stanley and Co. International PLC	USD	7,034,113	IDR	101,347,500,000	(47,311)
09/15/2021	Morgan Stanley and Co. International PLC	USD	26,196,220	INR	1,954,500,000	(43,093)
09/15/2021	Morgan Stanley and Co. International PLC	USD	132,255,849	JPY	14,450,040,000	(495,238)
09/15/2021	Morgan Stanley and Co. International PLC	USD	12,000,000	MXN	239,706,500	(27,472)
09/15/2021	Morgan Stanley and Co. International PLC	USD	27,233,002	NOK	224,518,600	(1,817,007)
09/15/2021	Morgan Stanley and Co. International PLC	USD	7,808,470	RUB	570,935,794	(48,942)
09/15/2021	Morgan Stanley and Co. International PLC	USD	497,442	SEK	4,096,756	(21,378)
08/02/2021	Royal Bank of Canada	USD	12,371,256	BRL	62,700,000	(332,663)
08/03/2021	Royal Bank of Canada	USD	12,050,075	BRL	62,700,000	(11,483)
09/15/2021	Royal Bank of Canada	GBP	4,440,000	USD	6,167,870	(4,384)
09/15/2021	Royal Bank of Canada	USD	7,053,293	EUR	5,773,721	(198,445)
09/15/2021	Royal Bank of Canada	USD	57,600,334	GBP	40,688,000	(1,038,018)
09/15/2021	Standard Chartered Bank PLC	CNY	103,036,414	USD	15,833,000	(49,789)
09/15/2021	Standard Chartered Bank PLC	IDR	259,932,000,000	USD	17,735,535	(183,936)
09/15/2021	Standard Chartered Bank PLC	USD	26,008,336	CNY	167,320,728	(216,292)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
09/15/2021	Standard Chartered Bank PLC	USD	26,199,732	INR	1,954,500,000	$(46,604)
09/15/2021	Standard Chartered Bank PLC	USD	26,008,336	KRW	29,022,702,142	(854,567)
11/10/2021	Standard Chartered Bank PLC	CNY	197,918,880	USD	29,140,000	(1,228,577)
Subtotal—Depreciation						(69,417,295)
Total Forward Foreign Currency Contracts						$15,188,834

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Brazil Government International Bonds	Buy	(1.00)%	Quarterly	06/20/2026	1.745%	USD	50,000,000	$1,659,706	$1,774,200	$114,494
Markit iTraxx Europe Index, Series 35, Version 1	Sell	1.00	Quarterly	06/20/2026	0.466	EUR	7,500,000	229,780	233,659	3,879
Markit iTraxx Europe Senior Financials Index, Series 35, Version 1	Sell	1.00	Quarterly	06/20/2026	0.543	EUR	50,000,000	1,136,649	1,332,692	196,043
Subtotal - Appreciation								3,026,135	3,340,551	314,416
Credit Risk
Intesa Sanpaolo S.p.A.	Buy	(1.00)	Quarterly	06/20/2026	0.534	EUR	15,000,000	(262,972)	(409,576)	(146,604)
Indonesia Government International Bonds	Buy	(1.00)	Quarterly	06/20/2026	0.814	USD	16,500,000	(112,759)	(147,675)	(34,916)
Markit iTraxx Europe Sub Financials, Series 35, Version 1	Buy	(1.00)	Quarterly	06/20/2026	1.030	EUR	56,250,000	453,754	90,481	(363,273)
South Africa Republic International Bonds	Buy	(1.00)	Quarterly	06/20/2023	0.973	USD	22,900,000	86,198	(10,465)	(96,663)
BNP Paribas S.A.	Buy	(1.00)	Quarterly	06/20/2026	0.487	EUR	7,500,000	(211,273)	(226,844)	(15,571)
Societe Generale S.A.	Buy	(1.00)	Quarterly	06/20/2026	0.558	EUR	7,500,000	(172,440)	(195,971)	(23,531)
Credit Agricole S.A.	Buy	(1.00)	Quarterly	06/20/2026	0.453	EUR	12,500,000	(378,903)	(402,257)	(23,354)
Assicurazioni Generali S.p.A.	Sell	1.00	Quarterly	06/20/2026	0.566	EUR	18,000,000	459,801	454,445	(5,356)
South Africa Republic International Bonds	Sell	1.00	Quarterly	06/20/2026	2.026	USD	3,500,000	(156,371)	(167,017)	(10,646)
Colombia Government International Bonds	Sell	1.00	Quarterly	06/20/2026	1.473	USD	25,000,000	(538,383)	(551,550)	(13,167)
Subtotal - Depreciation								(833,348)	(1,566,429)	(733,081)
Total Centrally Cleared Credit Default Swap Agreements								$2,192,787	$1,774,122	$(418,665)

(a)	Centrally cleared swap agreements collateralized by $28,486,156 cash held with Counterparties.
(b)	Implied credit spreads represent the current level, as of July 31, 2021, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Pay	FBIL Overnight MIBOR	At Maturity	4.62%	At Maturity	04/29/2023	INR	12,125,000,000	$—	$80,366	$80,366
Pay	FBIL Overnight MIBOR	At Maturity	4.62	At Maturity	04/25/2023	INR	11,000,000,000	—	95,070	95,070
Receive	3 Month JIBAR	Quarterly	(6.75)	Quarterly	02/15/2031	ZAR	94,000,000	—	145,272	145,272
Receive	28 Day MXN TIIE	28 Day	(7.07)	28 Day	12/12/2029	MXN	572,000,000	—	146,862	146,862
Pay	BZDIOVRA	At Maturity	8.27	At Maturity	01/02/2025	BRL	163,091,624	—	178,617	178,617
Pay	3 Month WIBOR	Quarterly	0.61	Annually	08/25/2022	PLN	550,000,000	—	216,075	216,075
Pay	28 Day MXN TIIE	28 Day	7.08	28 Day	06/16/2031	MXN	259,850,000	—	224,416	224,416
Pay	3 Month WIBOR	Quarterly	0.63	Annually	08/23/2022	PLN	575,000,000	—	259,321	259,321
Pay	28 Day MXN TIIE	28 Day	6.59	28 Day	06/23/2023	MXN	2,112,500,000	—	322,291	322,291
Pay	28 Day MXN TIIE	28 Day	6.60	28 Day	07/12/2023	MXN	2,808,000,000	—	408,850	408,850
Pay	FBIL Overnight MIBOR	At Maturity	4.69	At Maturity	04/08/2023	INR	16,000,000,000	—	472,270	472,270
Receive	3 Month CZK PRIBOR	Quarterly	(1.28)	Annually	10/20/2022	CZK	6,392,500,000	—	574,714	574,714
Receive	28 Day MXN TIIE	28 Day	(5.62)	28 Day	01/29/2031	MXN	250,000,000	—	1,093,821	1,093,821
Receive	28 Day MXN TIIE	28 Day	(5.50)	28 Day	11/29/2030	MXN	251,250,000	—	1,182,671	1,182,671
Receive	3 Month COOVIBR	Quarterly	(4.20)	Quarterly	02/08/2031	COP	43,000,000,000	—	1,282,113	1,282,113
Pay	3 Month CDOR	Semi-Annually	1.48	Semi-Annually	03/08/2024	CAD	1,280,000,000	—	1,467,783	1,467,783
Receive	6 Month CLICP	Semi-Annually	(2.34)	Semi-Annually	03/10/2026	CLP	30,000,000,000	—	1,642,157	1,642,157
Receive	3 Month USD LIBOR	Quarterly	(1.20)	Semi-Annually	08/23/2031	USD	896,800,000	(1,453,149)	6,413,393	7,866,543
Subtotal — Appreciation								(1,453,149)	16,206,062	17,659,212
Interest Rate Risk
Pay	28 Day MXN TIIE	28 Day	4.81	28 Day	07/23/2025	MXN	1,704,500,000	—	(4,529,133)	(4,529,133)
Receive	3 Month CDOR	Semi-Annually	(1.86)	Semi-Annually	06/21/2031	CAD	266,520,000	8,305	(4,072,941)	(4,081,246)
Pay	28 Day MXN TIIE	28 Day	4.67	28 Day	07/02/2024	MXN	1,295,250,000	—	(2,559,001)	(2,559,001)
Pay	3 Month USD LIBOR	Quarterly	1.04	Semi-Annually	06/28/2027	USD	900,650,000	1,375,486	(665,589)	(2,041,075)
Receive	3 Month CDOR	Semi-Annually	(1.87)	Semi-Annually	06/21/2031	CAD	116,000,000	3,633	(1,836,447)	(1,840,080)
Pay	BZDIOVRA	At Maturity	6.21	At Maturity	01/02/2025	BRL	142,530,857	—	(1,698,347)	(1,698,347)
Pay	28 Day MXN TIIE	28 Day	6.12	28 Day	02/11/2031	MXN	660,000,000	—	(1,696,748)	(1,696,748)
Pay	3 Month CDOR	Semi-Annually	0.98	Semi-Annually	02/16/2024	CAD	637,500,000	—	(1,680,351)	(1,680,351)
Pay	BZDIOVRA	At Maturity	6.34	At Maturity	01/02/2025	BRL	141,796,024	—	(1,553,997)	(1,553,997)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Pay	3 Month USD LIBOR	Quarterly	0.80%	Semi-Annually	08/23/2026	USD	1,505,500,000	$969,231	$(466,419)	$(1,435,650)
Receive	3 Month CDOR	Semi-Annually	(2.05)	Semi-Annually	03/29/2031	CAD	47,000,000	1,595	(1,410,585)	(1,412,180)
Pay	3 Month CDOR	Semi-Annually	1.04	Semi-Annually	02/18/2024	CAD	637,500,000	—	(1,401,601)	(1,401,601)
Pay	28 Day MXN TIIE	28 Day	5.41	28 Day	04/27/2023	MXN	3,161,500,000	—	(1,184,177)	(1,184,177)
Pay	BZDIOVRA	At Maturity	7.26	At Maturity	01/02/2029	BRL	67,929,022	—	(1,179,794)	(1,179,794)
Pay	3 Month CDOR	Semi-Annually	1.09	Semi-Annually	02/23/2024	CAD	565,000,000	—	(1,028,059)	(1,028,059)
Pay	BZDIOVRA	At Maturity	7.12	At Maturity	01/02/2025	BRL	158,968,393	—	(977,118)	(977,118)
Pay	BZDIOVRA	At Maturity	7.28	At Maturity	01/02/2025	BRL	158,554,160	—	(764,904)	(764,904)
Pay	3 Month KORIBOR	Quarterly	1.19	Quarterly	03/14/2023	KRW	330,000,000,000	—	(752,084)	(752,084)
Pay	28 Day MXN TIIE	28 Day	4.80	28 Day	07/23/2025	MXN	268,700,000	—	(717,859)	(717,859)
Pay	28 Day MXN TIIE	28 Day	5.02	28 Day	04/03/2023	MXN	1,050,000,000	—	(639,507)	(639,507)
Receive	3 Month JIBAR	Quarterly	(7.50)	Quarterly	03/01/2031	ZAR	310,000,000	2,091	(637,174)	(639,265)
Pay	3 Month COOVIBR	Quarterly	2.53	Quarterly	12/23/2023	COP	71,670,000,000	—	(607,758)	(607,758)
Pay	28 Day MXN TIIE	28 Day	5.58	28 Day	04/03/2023	MXN	2,150,000,000	—	(604,232)	(604,232)
Pay	28 Day MXN TIIE	28 Day	5.40	28 Day	04/05/2023	MXN	1,600,000,000	—	(584,628)	(584,628)
Pay	28 Day MXN TIIE	28 Day	5.67	28 Day	05/11/2023	MXN	2,150,000,000	—	(557,285)	(557,285)
Pay	28 Day MXN TIIE	28 Day	5.44	28 Day	04/05/2023	MXN	1,600,000,000	—	(554,271)	(554,271)
Pay	28 Day MXN TIIE	28 Day	4.75	28 Day	06/10/2022	MXN	2,000,000,000	—	(529,406)	(529,406)
Receive	3 Month KORIBOR	Quarterly	(1.75)	Quarterly	06/16/2027	KRW	57,000,000,000	—	(406,851)	(406,851)
Pay	BZDIOVRA	At Maturity	6.61	At Maturity	01/02/2023	BRL	119,625,165	—	(359,164)	(359,164)
Receive	6 Month WIBOR	Semi-Annually	(1.61)	Annually	05/25/2026	PLN	113,500,000	—	(325,937)	(325,937)
Receive	6 Month WIBOR	Semi-Annually	(1.58)	Annually	05/21/2026	PLN	115,000,000	—	(292,162)	(292,162)
Pay	3 Month CZK PRIBOR	Quarterly	0.61	Annually	01/20/2022	CZK	6,357,500,000	—	(270,930)	(270,930)
Pay	3 Month JIBAR	Quarterly	7.48	Quarterly	02/15/2036	ZAR	149,200,000	—	(268,924)	(268,924)
Pay	28 Day MXN TIIE	28 Day	5.74	28 Day	03/24/2023	MXN	1,100,000,000	—	(214,700)	(214,700)
Pay	3 Month USD LIBOR	Quarterly	0.71	Semi-Annually	05/03/2025	USD	350,000,000	—	(174,478)	(174,479)
Pay	28 Day MXN TIIE	28 Day	4.42	28 Day	09/17/2021	MXN	8,605,000,000	—	(90,666)	(90,666)
Receive	6 Month WIBOR	Semi-Annually	(1.45)	Annually	05/05/2026	PLN	77,360,000	—	(81,394)	(81,394)
Pay	3 Month WIBOR	Quarterly	0.85	Annually	05/04/2023	PLN	380,000,000	—	(65,143)	(65,143)
Receive	6 Month WIBOR	Semi-Annually	(1.44)	Annually	05/04/2026	PLN	78,000,000	—	(64,649)	(64,649)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Receive	3 Month JIBAR	Quarterly	(7.15)%	Quarterly	02/24/2031	ZAR	147,600,000	$935	$(51,477)	$(52,412)
Pay	28 Day MXN TIIE	28 Day	6.91	28 Day	12/16/2026	MXN	1,318,000,000	—	(27,240)	(27,240)
Pay	3 Month KORIBOR	Quarterly	1.51	Quarterly	06/16/2023	KRW	281,000,000,000	—	(10,764)	(10,764)
Subtotal — Depreciation								2,361,276	(37,593,894)	(39,955,171)
Total Centrally Cleared Interest Rate Swap Agreements								$908,127	$(21,387,832)	$(22,295,959)

(a)	Centrally cleared swap agreements collateralized by $28,486,156 cash held with Counterparties.

Open Over-The-Counter Credit Default Swap Agreements(a)
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Citibank, N.A.	Assicurazioni Generali S.p.A.	Sell	1.00%	Quarterly	12/20/2024	0.438%	EUR	10,000,000	$133,480	$229,762	$96,282
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Index, Series 32, Version 1	Sell	5.00	Quarterly	12/20/2021	4.490	EUR	5,000,000	(34,811)	11,935	46,746
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 30, Version 1	Sell	5.00	Quarterly	12/20/2023	1.475	EUR	5,000,000	41,356	47,179	5,823
Subtotal—Appreciation									140,025	288,876	148,851
Credit Risk
Citibank, N.A.	Assicurazioni Generali S.p.A.	Buy	(1.00)	Quarterly	12/20/2024	0.758	EUR	5,000,000	43,354	(49,315)	(92,669)
J.P. Morgan Chase Bank, N.A.	Royal Bank of Scotland Group PLC (The)	Buy	(1.00)	Quarterly	12/20/2021	0.157	EUR	5,000,000	10,244	(19,901)	(30,145)
J.P. Morgan Chase Bank, N.A.	Deutsche Bank AG	Buy	(1.00)	Quarterly	12/20/2025	1.376	EUR	5,000,000	349,940	98,063	(251,877)
Subtotal—Depreciation									403,538	28,847	(374,691)
Total Open Over-The-Counter Credit Default Swap Agreements									$543,563	$317,723	$(225,840)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $25,020,000.
(b)	Implied credit spreads represent the current level, as of July 31, 2021, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Over-The-Counter Interest Rate Swap Agreements(a)
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Received Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Goldman Sachs International	Pay	3 Month MOSKP	Quarterly	6.55%	Annually	11/01/2021	RUB	694,000,000	$—	$(21,808)	$(21,808)
Goldman Sachs International	Pay	3 Month MOSKP	Quarterly	4.89	Annually	07/01/2023	RUB	3,850,000,000	—	(2,237,738)	(2,237,738)
Goldman Sachs International	Pay	3 Month MOSKP	Quarterly	4.97	Annually	07/07/2023	RUB	3,888,000,000	—	(2,195,570)	(2,195,570)
Goldman Sachs International	Pay	3 Month MOSKP	Quarterly	4.81	Annually	07/10/2023	RUB	2,555,000,000	—	(1,552,657)	(1,552,657)
Goldman Sachs International	Pay	3 Month MOSKP	Quarterly	6.35	Annually	02/28/2025	RUB	1,150,000,000	—	(382,403)	(382,403)
Goldman Sachs International	Pay	3 Month MOSKP	Quarterly	4.90	Annually	08/05/2023	RUB	1,700,000,000	—	(1,047,985)	(1,047,985)
Total Over-The-Counter Interest Rate Swap Agreements									$—	$(7,438,161)	$(7,438,161)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $25,020,000.

Open Centrally Cleared Inflation Rate Swap Agreements(a)
Pay/Receive	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Receive	United States CPI Urban Consumers NSA	At Maturity	(2.62)%	At Maturity	06/30/2026	USD	37,000,000	$—	$518,713	$518,713
Interest Rate Risk
Pay	United States CPI Urban Consumers NSA	At Maturity	2.43	At Maturity	05/07/2051	USD	10,120,000	—	(67,188)	(67,188)
Pay	United States CPI Urban Consumers NSA	At Maturity	2.42	At Maturity	05/10/2051	USD	7,280,000	—	(73,139)	(73,139)
Subtotal — Depreciation								—	(140,327)	(140,327)
Total — Centrally Cleared Inflation Swap Agreements								$—	$378,386	$378,386

(a)	Centrally cleared swap agreements collateralized by $28,486,156 cash held with Counterparties.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Abbreviations:
AUD	—Australian Dollar
BRL	—Brazilian Real
BZDIOVRA	—Brazil Ceptip DI Interbank Deposit Rate
CAD	—Canadian Dollar
CDOR	—Canadian Dealer Offered Rate
CLICP	—Sinacofi Chile Interbank Rate Avg (CAMARA)
CLP	—Chile Peso
CNH	—Chinese Renminbi
CNY	—Chinese Yuan Renminbi
COOVIBR	—Colombia IBR Overnight Nominal Interbank Reference Rate
COP	—Colombia Peso
CZK	—Czech Koruna
EUR	—Euro
FBIL	—Financial Benchmarks India Private Ltd.
GBP	—British Pound Sterling
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JIBAR	—Johannesburg Interbank Average Rate
JPY	—Japanese Yen
KRW	—South Korean Won
LIBOR	—London Interbank Offered Rate
MIBOR	—Mumbai Interbank Offered Rate
MOSKP	—MosPrime Rate
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PLN	—Polish Zloty
PRIBOR	—Prague Interbank Offerred Rate
RUB	—Russian Ruble
SEK	—Swedish Krona
SGD	—Singapore Dollar
THB	—Thai Baht
TIIE	—Interbank Equilibrium Interest Rate
TRY	—Turkish Lira
USD	—U.S. Dollar
WIBOR	—Warsaw Interbank Offered Rate
ZAR	—South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
July 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Non-U.S. Dollar Denominated Bonds & Notes	$—	$928,168,424	$255,846	$928,424,270
U.S. Dollar Denominated Bonds & Notes	—	376,249,413	0	376,249,413
U.S. Treasury Securities	—	373,388,651	—	373,388,651
Asset-Backed Securities	—	166,149,447	—	166,149,447
Preferred Stocks	—	3,268,568	—	3,268,568
Common Stocks & Other Equity Interests	—	—	1	1
Money Market Funds	360,621,217	1,608,220	—	362,229,437
Options Purchased	—	38,685,946	—	38,685,946
Total Investments in Securities	360,621,217	1,887,518,669	255,847	2,248,395,733
Other Investments - Assets*
Futures Contracts	1,253,632	—	—	1,253,632
Forward Foreign Currency Contracts	—	84,606,129	—	84,606,129
Swap Agreements	—	18,641,192	—	18,641,192
	1,253,632	103,247,321	—	104,500,953
Other Investments - Liabilities*
Futures Contracts	(1,348,228)	—	—	(1,348,228)
Forward Foreign Currency Contracts	—	(69,417,295)	—	(69,417,295)
Options Written	—	(35,722,505)	—	(35,722,505)
Swap Agreements	—	(48,641,431)	—	(48,641,431)
	(1,348,228)	(153,781,231)	—	(155,129,459)
Total Other Investments	(94,596)	(50,533,910)	—	(50,628,506)
Total Investments	$360,526,621	$1,836,984,759	$255,847	$2,197,767,227

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.
Invesco International Bond Fund